Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG Managers Growth and Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth and Income Portfolio's investment objective is to seek long-term capital appreciation plus current income.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Growth and Income Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth and Income Portfolio. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 61 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Growth and Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Growth and Income Portfolio's performance. During the Growth and Income Portfolio's most recent fiscal year, the Growth and Income Portfolio's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The table below is intended to help an investor compare the cost of investing in shares of the Growth and Income Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Growth and Income Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) most of its total assets in equity securities (e.g., stocks) that pay current dividends and that the Adviser or a subadviser believes have the potential for capital appreciation, although it may invest a portion of its assets (generally less than twenty percent) in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth and Income Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy for the Growth and Income Portfolio. Morningstar Associates allocates portions of the Growth and Income Portfolio's assets to one or more pooled investment vehicles, such as mutual funds or ETFs ("Underlying Funds"), and to one or more subadvisers engaged by the Adviser to implement the Growth and Income Portfolio's principal investment strategies for the assets allocated to it. At present, the only subadviser engaged by the Adviser is ClearBridge Advisors, LLC ("ClearBridge"). Morningstar Associates may adjust its allocations from time to time. ClearBridge applies its own sustainability or environmental, social and governance ("ESG") criteria to its investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Growth and Income Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Growth and Income Portfolio are summarized below.

•  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. A period of rising interest rates may negatively impact the Fund's performance.

•  Credit Risk. Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

•  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.

•  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

•  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

•  Reinvestment Risk. Income from the fixed income portion of the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

•  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  High Yield Securities Risk. High yield securities ("junk bonds") are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund's exposure to interest rate risk, credit risk and liquidity risk.

•  Value Securities Risk. Value securities are securities the Adviser and/or a subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries

•  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Changing regulatory and market conditions, including recent declines in the number and capacity of financial institutions to make markets in the Fund's investments, as well as increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. Illiquid investments may also be more difficult to value, and judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

•  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.

•  Underlying Funds Risk. Investments in shares of other investment companies ("Underlying Funds") are subject to the fees, expenses and risks of those Underlying Funds. The Fund may be limited in the extent to which it can invest in an Underlying Fund, and may have limited information about the Underlying Fund's investments, either of which may adversely affect the management of the Fund. If an Underlying Fund seeks to track the performance of an index, the value of the Fund's investment in such Underlying Fund also would fluctuate with the value of the index. Although Morningstar Associates is responsible for the Fund's allocation decisions, the Adviser may have potential conflicts of interest in selecting affiliated Underlying Funds for investment by the Fund because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

The foregoing descriptions are only summaries. Please see "Principal Risks" on page 46 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Growth and Income Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Growth and Income Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Class A shares of the Growth and Income Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Growth and Income Portfolio by showing changes in the Growth and Income Portfolio's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table is intended to provide some indication of the risks of investment in the Growth and Income Portfolio by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended Index is composed of 55% S&P 500 Index, 25% MSCI EAFE (Net) Index and 20% Barclays U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.esgmanagers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class A at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the periods shown in the bar chart:	Best quarter: 1st quarter 2013, 9.03%
Worst quarter: 3rd quarter 2011, -13.81%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts)
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Growth and Income Portfolio. The performance table is intended to provide some indication of the risks of investment in the Growth and Income Portfolio by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.31%	[1],[2],[3],[4],[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.58%	[1],[2],[3],[4],[5],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010	[1],[2],[3],[4],[5]
Lipper Mixed-Asset Target Allocation Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.04%	[4],[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.12%	[4],[6],[7]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010	[4],[7]
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%	[1],[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.11%	[1],[4],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010	[1],[4]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.51%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.00%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.42%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.74%)	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.68%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth and Income Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	711
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,090
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,939
Annual Return 2011	rr_AnnualReturn2011	(2.16%)
Annual Return 2012	rr_AnnualReturn2012	10.60%
Annual Return 2013	rr_AnnualReturn2013	23.86%
Annual Return 2014	rr_AnnualReturn2014	6.83%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.92%	[12],[13]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.25%	[12],[13],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010	[12],[13]
Class A | After Taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.23%)	[12],[13]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.05%	[12],[13],[6]
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.87%	[12],[13]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.33%	[12],[13],[6]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.51%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.01%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.18%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	816
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,364
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.13%	[12]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.76%	[12],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010	[12]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[14]
Management Fee	rr_ManagementFeesOverAssets	0.51%	[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.01%
Acquired Fund Fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.18%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.43%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	346
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,111
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,989
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,250
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	246
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,111
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,989
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,250
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.02%	[12],[15]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.64%	[12],[15],[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 04, 2010	[12],[15]

[1]	The S&P 500 Index is an index of large capitalization common stocks.
[2]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[3]	The Blended Index is composed of 55% S&P 500 Index, 25% MSCI EAFE (Net) Index and 20% Barclays U.S. Aggregate Bond Index.
[4]	Unlike the Growth and Income Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Growth Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[5]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[6]	The Fund's inception date is January 4, 2010.
[7]	The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[8]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[9]	This fee is blended, applying a 0.45% management fee to the portion of fund assets allocated to mutual funds or ETFs, and applying a 0.85% management fee to the portion of fund assets managed directly by a subadviser.
[10]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[11]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's Other Expenses (excluding management fees, distribution and service fees, interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses) and Acquired Fund Fees and Expenses (except that the Adviser has also agreed contractually to waive its advisory fees with respect to the Fund's investments in funds advised by the Adviser), as a percentage of its average net assets, do not exceed 0.34% on an annualized basis. This reimbursement arrangement will continue in effect until at least December 31, 2016 unless modified or terminated by the Fund's Trustees.
[12]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
[13]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50%.
[14]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[15]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.